Investment in Life Insurance Contract, Net (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Life Insurance Contract, Net [Abstract]
Schedule of Investment in Life Insurance Contract, Net

Investment in life insurance contract, net consists of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Investment in life insurance contract	1,555,526	1,559,502	200,365
Allowance for expect credit loss	—	—	—
Investment in life insurance contract, net	1,555,526	1,559,502	200,365